Financial liabilities on funding arrangements (Tables)	9 Months Ended
Oct. 31, 2018
Financial Liabilities At Amortised Cost [Abstract]
Reconciliation of financial liabilities on funding arrangements

	Nine months ended October 31, 2018	Year ended January 31, 2018
	£000s	£000s
At February 1,	3,090	5,919
Unwinding of discount factor	233	754
De-recognition of financial liabilities – Finance income	—	(3,085)
Re-measurement of financial liabilities on funding arrangements	(2,784)	410
Net finance costs on funding arrangements accounted for as financial liabilities	(2,551)	(1,921)
Re-measurement / de-recognition of financial liabilities – Other operating income	(539)	(908)
	—	3,090